Annual Fund Operating Expenses	Mar. 31, 2024
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%
Interest Expenses from Borrowing	0.56%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	1.71%	[2]
Expenses (as a percentage of Assets)	3.84%
MATISSE DISCOUNTED BOND CEF STRATEGY | Matisse Discounted Bond CEF Strategy | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Interest Expenses from Borrowing	0.34%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	2.05%	[3]
Expenses (as a percentage of Assets)	3.64%

[1]	Restated to reflect current contractual fees.
[2]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include the direct operating expenses incurred by the Fund.